Commitments (Tables)	9 Months Ended
Sep. 30, 2024
Capital commitments [abstract]
Schedule of expected future minimum lease payments

Significant expenditure under contracted supply agreements for at the end of the reporting period but not recognized as liabilities is as follows:

TOTAL
$
Less than 1 year	2,715
1 - 3 years	56
4 - 5 years	-
More than 5 years	-
2,771